5. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Tables
Intangible Assets
	December	December 31
	2014	2013

Horizon software	$16,936	$17,599
ZTEsoft Telecom software	495	497
Contractual relationships	885	885
	18,316	18,981
Less accumulated amortization	(7,356)	(6,221)

Intangible assets, net	$10,960	$12,760